Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Options Issued Pursuant to Outside of the 2007 Equity Incentive Plan (Details) - Outside of the 2007 Plan [Member] - USD ($)																								9 Months Ended		12 Months Ended
		Dec. 31, 2015		Sep. 22, 2015		Jun. 29, 2015		Apr. 20, 2015 [16]	Apr. 19, 2015 [17]	Mar. 31, 2015 [10]	Mar. 30, 2015 [4]	Feb. 05, 2015 [18]	Dec. 26, 2014		Sep. 29, 2014		Jun. 24, 2014		Jun. 23, 2014	Mar. 31, 2014		Feb. 20, 2014		Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Option Shares (in shares)																			40,000			40,000	[1]	906,973	1,893,434	2,075,934
Exercise Price (in dollars per share)																						$ 0.35	[1]	$ 0.48	$ 0.35
Stock price on grant date (in dollars per share)	[1]																					$ 0.35
Fair Value	[1]																					$ 14,000
Expense																						$ 14,000	[1]			$ 952,509	$ 633,332
Board Of Directors [Member]
Option Shares (in shares)		124,000	[2]	103,846	[3]	192,857	[4]				190,142		192,857	[5]	143,617	[6]	103,847	[3]		156,888	[6]
Exercise Price (in dollars per share)		$ 0.50	[2]	$ 0.65	[3]	$ 0.35	[4]				$ 0.36		$ 0.35	[5]	$ 0.47	[6]	$ 0.65	[3]		$ 0.43	[3]
Stock price on grant date (in dollars per share)		$ 0.50	[2]	$ 0.65	[3]	$ 0.35	[4]				$ 0.36		$ 0.35	[5]	$ 0.47	[6]	$ 0.65	[3]		$ 0.43	[3]
Fair Value		$ 62,000	[2]	$ 67,500	[3]	$ 67,500	[4]				$ 68,451		$ 67,500	[5]	$ 67,500	[6]	$ 67,501	[3]		$ 67,461	[3]
Expense		$ 62,000	[2]	$ 67,500	[3]	$ 67,500	[4]				$ 68,451		$ 67,500	[5]	$ 67,500	[6]	$ 67,501	[3]		$ 67,461	[3]
Vendors [Member]
Option Shares (in shares)		58,500	[7]	125,770	[8]	218,143	[9]			387,676			250,715	[11]	193,511	[12]	148,848			78,488	[13]
Exercise Price (in dollars per share)		$ 0.50	[7]	$ 0.65	[8]	$ 0.35	[9]			$ 0.36			$ 0.35	[11]	$ 0.47	[12]	$ 0.65	[14]		$ 0.43	[13]
Stock price on grant date (in dollars per share)		$ 0.50	[7]	$ 0.65	[8]	$ 0.35	[9]			$ 0.36			$ 0.35	[11]	$ 0.47	[12]	$ 0.65	[14]		$ 0.43	[13]
Fair Value		$ 29,250	[7]	$ 81,750	[8]	$ 76,350	[9]			$ 139,563			$ 87,750	[11]	$ 90,950	[12]	$ 96,750	[14]		$ 33,750	[13]
Expense		$ 29,250	[7]	$ 81,750	[8]	$ 76,350	[9]			$ 139,563			$ 87,750	[11]	$ 90,950	[12]	$ 96,750	[14]		$ 33,750	[13]
President of Biolargo Water Canada Subsidiary [Member]
Option Shares (in shares)	[15]			200,000
Exercise Price (in dollars per share)	[15]			$ 0.35
Stock price on grant date (in dollars per share)	[15]			$ 0.65
Fair Value	[15]			$ 130,000
Expense	[15]			$ 110,500
Consultants [Member]
Option Shares (in shares)								75,000	200,000			200,000
Exercise Price (in dollars per share)								$ 0.34	$ 0.37			$ 0.33
Stock price on grant date (in dollars per share)								$ 0.34	$ 0.34			$ 0.33
Fair Value								$ 25,500	$ 74,000			$ 66,000
Expense								$ 25,500	$ 74,000			$ 66,000
Vesting of Stock Options Issued in Prior Periods [Member]
Expense	[19]																									$ 74,145		$ 40,160

[1]	On February 20, 2014, we issued options to purchase 40,000 shares of our common stock at an exercise price of $0.35 per share, set to expire February 20, 2024, and to vest over the term of the agreement. The fair value of the Options totaled $14,000 of additional selling, general and administrative expenses.
[2]	We issued options to purchase shares of our common stock to our board of directors in lieu of $62,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[3]	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[4]	We issued options to purchase shares of our common stock to our members of our board of directors, in lieu of $45,000 in accrued and unpaid fees due for their services on the board pursuant to our Accounts Payable Conversion Plan.
[5]	On December 26, 2014, we issued options to purchase 192,857 shares of our common stock at an exercise price of $0.35 per share to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan. The fair value of the options totaled $67,500, resulting in $22,500 of additional selling, general and administrative expenses.
[6]	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[7]	We issued options to purchase shares of our common stock to our vendors in lieu of $19,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[8]	We issued options to purchase shares of our common stock to vendors in lieu of $54,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[9]	We issued options to purchase shares of our common stock to vendors, in lieu of $50,900 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[10]	We issued options to purchase shares of our common stock to two vendors, in lieu of $91,750 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[11]	On December 26, 2014, we issued options to purchase 250,715 shares of our common stock at an exercise price of $0.35 per share to vendors in lieu of $58,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan. The fair value of the options totaled $87,750, resulting in $29,250 of additional selling, general and administrative expenses.
[12]	We issued options to purchase shares of our common stock to vendors in lieu of $67,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[13]	We issued options to purchase shares of our common stock to a vendor, in lieu of $22,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[14]	We issued options to purchase shares of our common stock to vendors in lieu of $64,500 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[15]	We issued options to purchase shares of our common stock to the president of our BioLargo Water Canada subsidiary. Of the total options issued, 140,000 vest immediately and the remaining 60,000 options vest 10,000 per month, provided that our president has not been terminated prior to each vesting date.
[16]	We issued an option to purchase shares of our common stock to a consultant for services provided.
[17]	We issued an option to purchase shares of our common stock to two consultants for services provided.
[18]	We issued an option to purchase 200,000 shares of our common stock to a consultant for services provided.
[19]	Expense recorded for the vesting of stock options issued in prior periods.